Opus Small Cap Value ETF
Schedule of Investments
January 31, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Accommodation and Food Services - 2.6%
4,324	Papa John’s International, Inc.	$442,259
22,604	Ruth’s Hospitality Group, Inc.	411,167
9,946	Texas Roadhouse, Inc.	757,984
8,267	Wyndham Destinations, Inc.	365,732
		1,977,142
	Administrative and Support and Waste Management and Remediation Services - 1.5%
27,178	Kforce, Inc.	1,159,142
	Arts, Entertainment, and Recreation - 3.1%
19,555	Boyd Gaming Corporation	883,104
5,805	Churchill Downs, Inc.	1,088,147
11,290	Six Flags Entertainment Corporation	386,118
		2,357,369
	Construction - 2.1%
12,882	Comfort Systems USA, Inc.	714,049
17,151	MDC Holdings, Inc.	892,195
		1,606,244
	Finance and Insurance - 21.2%
27,371	Americold Realty Trust	955,522
13,625	AMERISAFE, Inc.	756,188
3,426	Chemed Corporation	1,774,325
94,260	Falcon Minerals Corporation	288,436
28,740	German American Bancorp, Inc.	972,274
25,506	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,508,680
6,867	Hanover Insurance Group, Inc.	772,331
5,583	Hingham Institution for Savings	1,224,129
23,108	Home BancShares, Inc.	489,890
10,358	Independent Bank Corporation	777,679
20,059	Lakeland Financial Corporation	1,177,463
3,688	Morningstar, Inc.	847,834
19,474	Preferred Bank	940,399
5,378	Primerica, Inc.	749,209
19,151	Washington Trust Bancorp, Inc.	834,601
44,503	West BanCorp, Inc.	916,762
19,652	Western Alliance Bancorp	1,339,873
		16,325,595
	Health Care and Social Assistance - 5.5%
14,170	Encompass Health Corporation	1,139,268
19,568	Ensign Group, Inc.	1,531,783
12,769	US Physical Therapy, Inc.	1,536,622
		4,207,673
	Information - 4.3%
23,362	EVERTEC, Inc.	810,661
75,552	Magic Software Enterprises, Ltd.	1,221,676
40,468	Sapiens International Corporation NV	1,321,685
		3,354,022

	Management of Companies and Enterprises - 3.3%
11,178	First Interstate BancSystem, Inc. - Class A	432,142
27,967	ServisFirst Bancshares, Inc.	1,148,884
20,680	Stock Yards Bancorp, Inc.	934,736
		2,515,762
	Manufacturing - 25.8% (a)
9,265	AptarGroup, Inc.	1,231,967
23,796	Arcosa, Inc.	1,327,579
36,590	AudioCodes, Ltd.	1,097,700
6,649	Carlisle Companies, Inc.	963,640
8,951	Columbia Sportswear Company	782,854
13,408	Dolby Laboratories, Inc. - Class A	1,180,306
8,673	Hill-Rom Holdings, Inc.	832,955
6,104	Hubbell, Inc.	949,782
27,772	Interface, Inc.	278,831
8,066	Kadant, Inc.	1,153,035
18,555	Knoll, Inc.	277,583
4,528	Medifast, Inc.	1,062,586
7,429	MKS Instruments, Inc.	1,174,302
16,820	Owens Corning	1,305,232
5,886	Reliance Steel & Aluminum Company	683,247
12,971	RPM International, Inc.	1,069,718
11,118	Sonoco Products Company	643,843
4,915	Thor Industries, Inc.	594,764
12,787	Toro Company	1,205,175
23,674	Turning Point Brands, Inc.	1,115,045
16,825	UFP Industries, Inc.	907,541
		19,837,685
	Mining, Quarrying, and Oil and Gas Extraction - 1.4%
59,659	Brigham Minerals, Inc. - Class A	798,834
91,930	Evolution Petroleum Corporation	292,337
		1,091,171
	Professional, Scientific, and Technical Services - 4.1%
11,490	Booz Allen Hamilton Holding Corporation	978,603
9,158	ICF International, Inc.	706,356
53,818	NIC, Inc.	1,448,781
		3,133,740
	Real Estate and Rental and Leasing - 10.1%
39,349	CareTrust REIT, Inc.	883,779
22,055	Community Healthcare Trust, Inc.	986,300
7,343	EastGroup Properties, Inc.	992,333
40,558	Essential Properties Realty Trust, Inc.	844,418
49,174	Ladder Capital Corporation	483,380
4,284	Marriott Vacations Worldwide Corporation	525,904
21,478	National Storage Affiliates Trust	784,806
50,113	Newmark Group, Inc. - Class A	338,764
17,118	NexPoint Residential Trust, Inc.	675,647
15,651	PROG Holdings, Inc.	738,414
3,086	Winmark Corporation	526,564
		7,780,309
	Retail Trade - 0.6%
37,133	Designer Brands, Inc. - Class A	454,879

	Transportation and Warehousing - 2.1%
14,824	Forward Air Corporation	1,062,732
14,111	SkyWest, Inc.	550,188
		1,612,920
	Utilities - 8.5%
87,963	Algonquin Power & Utilities Corporation	1,461,945
36,358	Atlantica Sustainable Infrastructure plc	1,503,403
18,940	California Water Service Group	1,034,882
23,374	Clearway Energy, Inc. - Class C	724,127
22,262	NextEra Energy Partners LP	1,814,353
		6,538,710
	Wholesale Trade - 3.5%
14,034	Entegris, Inc.	1,380,805
5,530	Watsco, Inc.	1,318,850
		2,699,655
	TOTAL COMMON STOCKS (Cost $66,948,177)	76,652,018

	Total Investments (Cost $66,948,177) - 99.7%	76,652,018
	Other Assets in Excess of Liabilities - 0.3%	223,627
	TOTAL NET ASSETS - 100.0%	$76,875,645

	Percentages are stated as a percent of net assets.
	(a) To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

Opus Small Cap Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$76,652,018	$-	$-	$76,652,018
Total Investments in Securities	$76,652,018	$-	$-	$76,652,018

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.